Consolidated Statements of Changes in Equity	Share capital USD ($)	Share capital MYR (RM)	Reserve USD ($)	Reserve MYR (RM)	Share premium USD ($)	Share premium MYR (RM)	Retained earnings/(Accumulated losses) USD ($)	Retained earnings/(Accumulated losses) MYR (RM)	USD ($)	MYR (RM)
Balance (in Dollars)		RM 482		RM 12,389,685				RM 6,794,774		RM 19,184,941
Balance at Jun. 30, 2023		482		12,389,685				6,794,774		19,184,941
Loss for the year								(1,999,462)		(1,999,462)
Exchange differences on translating foreign operations				(1,198)						(1,198)
Balance at Jun. 30, 2024		482		12,388,487				4,795,312		17,184,281
Balance (in Dollars)		482		12,388,487				4,795,312		17,184,281
Loss for the year								(4,933,697)		(4,933,697)
Exchange differences on translating foreign operations				(1,481,688)						(1,481,688)
Issuance of Class A Ordinary Shares, Underlying Pre-Funded Warrants and Underlying Series B Warrants		93				27,487,030				27,487,123
Balance at Jun. 30, 2025		575		10,906,799		27,487,030		(138,385)		38,256,019
Balance (in Dollars)		575		10,906,799		27,487,030		(138,385)		38,256,019
Loss for the year								(7,605,383)	$ (1,863,151)	(7,605,383)
Exchange differences on translating foreign operations				228,214					55,907	228,214
Issuance of Class A Ordinary Shares, Underlying Pre-Funded Warrants and Underlying Series B Warrants		17,051				37,720,771				37,737,822
Balance at Jun. 30, 2026	$ 4,318	17,626	$ 2,727,833	11,135,013	$ 15,974,474	65,207,801	$ (1,897,052)	(7,743,768)	16,809,573	68,616,672
Balance (in Dollars)	$ 4,318	RM 17,626	$ 2,727,833	RM 11,135,013	$ 15,974,474	RM 65,207,801	$ (1,897,052)	RM (7,743,768)	$ 16,809,573	RM 68,616,672